Quarterly Report
May 31, 2024
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedules of Investments (Unaudited)	6
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.3%
AUSTRALIA — 7.0%
Ampol Ltd.	22,221	$515,276
BlueScope Steel Ltd.	91,418	1,290,081
Brambles Ltd.	27,217	258,712
Champion Iron Ltd. (a)	21,443	100,454
Fortescue Ltd.	75,415	1,246,245
Helia Group Ltd.	173,406	476,988
JB Hi-Fi Ltd.	15,787	613,897
Magellan Financial Group Ltd.	78,620	430,625
McMillan Shakespeare Ltd.	48,413	534,059
Nick Scali Ltd.	36,687	341,106
oOh!media Ltd.	33,832	32,077
Perseus Mining Ltd. (a)	422,444	661,408
Scentre Group REIT (a)	674,079	1,422,380
Stockland REIT (a)	421,451	1,269,958
Ventia Services Group Pty. Ltd.	257,358	617,982
		9,811,248
AUSTRIA — 0.5%
BAWAG Group AG (b)	6,856	453,538
Raiffeisen Bank International AG	14,271	263,942
		717,480
BELGIUM — 0.8%
Bekaert SA	11,806	556,394
Colruyt Group NV	10,039	513,443
		1,069,837
CHINA — 0.7%
E-Commodities Holdings Ltd.	814,000	181,218
Yangzijiang Shipbuilding Holdings Ltd.	465,000	786,779
		967,997
DENMARK — 3.1%
Danske Bank AS	28,625	879,979
Novo Nordisk AS Class B	16,008	2,168,893
Pandora AS	2,720	446,789
Per Aarsleff Holding AS	2,878	157,626
Sydbank AS	11,607	618,588
		4,271,875
FINLAND — 1.3%
Cargotec OYJ Class B	2,370	197,529
Nordea Bank Abp	122,653	1,507,803
Puuilo OYJ	11,373	130,529
		1,835,861
FRANCE — 9.5%
Capgemini SE	4,753	962,967
Carmila SA REIT	19,517	376,853
Carrefour SA	64,336	1,049,159
Cie de Saint-Gobain SA	19,033	1,680,448
Cie des Alpes	7,574	131,819
Cie Generale des Etablissements Michelin SCA	34,425	1,396,107
Eurazeo SE	15,109	1,275,358
Security Description	Shares	Value
Ipsen SA	1,480	$194,154
LVMH Moet Hennessy Louis Vuitton SE	535	427,863
Publicis Groupe SA	13,312	1,495,267
Rexel SA	46,787	1,421,850
Societe BIC SA (c)	2,365	176,961
TotalEnergies SE	36,071	2,642,722
		13,231,528
GERMANY — 8.7%
Allianz SE	3,339	977,451
Bilfinger SE	6,304	345,648
Cewe Stiftung & Co. KGaA	1,301	151,866
Commerzbank AG	77,687	1,319,077
Daimler Truck Holding AG	35,832	1,533,115
Deutsche Telekom AG	82,418	2,003,936
Fresenius SE & Co. KGaA (c)	38,994	1,244,154
Heidelberg Materials AG	13,602	1,426,487
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,192	1,591,844
SAF-Holland SE (c)	15,601	299,924
SAP SE	7,003	1,277,055
		12,170,557
HONG KONG — 1.4%
Johnson Electric Holdings Ltd.	211,000	323,076
Luk Fook Holdings International Ltd.	67,000	164,489
PAX Global Technology Ltd.	171,000	136,516
SmarTone Telecommunications Holdings Ltd.	153,000	71,409
Stella International Holdings Ltd.	69,000	130,934
Swire Pacific Ltd. Class A	55,500	483,108
Yue Yuen Industrial Holdings Ltd.	315,000	582,396
		1,891,928
INDONESIA — 0.5%
First Pacific Co. Ltd.	1,368,000	657,512
IRELAND — 1.1%
AerCap Holdings NV	16,300	1,511,173
COSMO Pharmaceuticals NV	584	45,822
		1,556,995
ISRAEL — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (c)	32,700	553,611
ITALY — 4.0%
Coca-Cola HBC AG	40,793	1,384,322
Intesa Sanpaolo SpA	462,918	1,823,541
Iveco Group NV	36,408	436,565
UniCredit SpA	46,525	1,852,282
Unipol Gruppo SpA (a)	12,815	132,113
		5,628,823
JAPAN — 20.6%
Amano Corp.	6,900	165,877
Brother Industries Ltd.	6,600	127,027

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Canon, Inc.	55,900	$1,626,808
Chubu Electric Power Co., Inc.	86,800	1,199,209
Chugoku Marine Paints Ltd.	8,600	109,143
COMSYS Holdings Corp.	9,800	195,872
Daiwa House Industry Co. Ltd.	30,000	798,199
Daiwa Securities Group, Inc.	23,400	183,923
FCC Co. Ltd.	14,700	210,110
H2O Retailing Corp.	42,800	679,228
Hitachi Ltd.	12,900	1,328,541
Honda Motor Co. Ltd.	141,700	1,604,569
Idemitsu Kosan Co. Ltd.	123,000	839,214
Inpex Corp.	57,100	881,039
Itochu Enex Co. Ltd.	3,100	30,430
JVCKenwood Corp.	67,700	373,958
Kansai Electric Power Co., Inc.	22,200	400,479
Konishi Co. Ltd. (a)	15,400	120,234
Marubeni Corp.	12,500	244,819
Mazda Motor Corp.	65,100	686,334
Mitsubishi Corp.	83,500	1,762,384
Mitsui & Co. Ltd.	37,000	1,883,825
NEC Corp. (a)	19,800	1,473,868
Nitta Corp.	1,900	49,642
Nomura Holdings, Inc.	206,000	1,251,084
Nomura Real Estate Holdings, Inc.	8,000	205,462
Okamura Corp.	21,700	314,496
ORIX Corp.	41,000	894,129
Otsuka Holdings Co. Ltd.	14,600	602,767
Renesas Electronics Corp.	46,300	853,152
Sakata INX Corp.	5,400	65,629
San-Ai Obbli Co. Ltd.	32,800	433,968
Sankyo Co. Ltd.	26,600	259,358
Subaru Corp.	66,800	1,493,293
Sumitomo Corp.	60,400	1,571,758
Sumitomo Electric Industries Ltd.	32,600	527,458
Takasago International Corp.	2,200	52,367
Tokyo Steel Manufacturing Co. Ltd.	27,200	271,547
Tokyu Fudosan Holdings Corp.	41,800	289,738
Toyo Tire Corp.	7,600	136,199
Toyoda Gosei Co. Ltd.	25,500	496,149
Toyota Boshoku Corp.	14,100	206,416
Toyota Motor Corp.	38,000	827,742
Toyota Tsusho Corp.	6,200	378,627
Yamato Kogyo Co. Ltd.	7,000	365,907
Yokogawa Electric Corp.	13,500	347,718
		28,819,696
JORDAN — 0.6%
Hikma Pharmaceuticals PLC	36,491	902,188
NETHERLANDS — 5.4%
ASM International NV	306	212,562
ASML Holding NV	2,152	2,058,969
EXOR NV	1,144	128,472
ING Groep NV	102,893	1,838,220
Koninklijke KPN NV	382,548	1,434,289
Security Description	Shares	Value
Koninklijke Philips NV (c)	19,858	$542,418
NN Group NV	29,783	1,389,648
		7,604,578
NORWAY — 0.8%
Belships ASA	79,861	181,843
Hoegh Autoliners ASA	16,508	197,071
Stolt-Nielsen Ltd.	14,670	677,575
		1,056,489
SINGAPORE — 2.5%
BW LPG Ltd. (b)	37,419	775,025
ComfortDelGro Corp. Ltd.	587,300	605,476
Oversea-Chinese Banking Corp. Ltd.	131,500	1,415,214
Singapore Airlines Ltd. (a)	50,300	252,582
STMicroelectronics NV	9,820	414,685
		3,462,982
SPAIN — 4.0%
ACS Actividades de Construccion y Servicios SA	31,744	1,421,264
Banco Bilbao Vizcaya Argentaria SA	153,794	1,668,873
Banco Santander SA	339,516	1,790,521
Indra Sistemas SA (a)	29,266	676,501
		5,557,159
SWEDEN — 3.7%
Alimak Group AB (b)	4,320	46,632
Arjo AB Class B	156,418	690,196
Attendo AB (b)	68,885	278,186
Bure Equity AB	6,577	229,460
Clas Ohlson AB Class B	27,115	394,526
Elekta AB Class B	19,865	163,387
Getinge AB Class B	3,381	60,077
Granges AB	45,260	583,903
Inwido AB	12,147	169,655
SKF AB Class B	27,950	608,986
SSAB AB Class A	88,485	515,587
Trelleborg AB Class B	36,119	1,413,322
		5,153,917
SWITZERLAND — 5.7%
Alcon, Inc.	704	63,237
Aryzta AG (c)	344,715	690,796
EFG International AG	49,128	658,854
Logitech International SA	15,370	1,538,373
Novartis AG	29,280	3,030,420
Sonova Holding AG	4,379	1,391,294
Zurich Insurance Group AG	1,180	621,042
		7,994,016
UNITED KINGDOM — 8.1%
Associated British Foods PLC	42,858	1,400,254
AstraZeneca PLC	4,718	733,409
Aviva PLC	245,241	1,506,295
Barclays PLC	607,811	1,716,645

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

Security Description	Shares	Value
Centrica PLC	402,102	$729,859
Chemring Group PLC	3,130	15,395
Grafton Group PLC CDI	52,355	668,748
Hilton Food Group PLC	5,394	61,447
HSBC Holdings PLC	4,491	40,028
Imperial Brands PLC	31,406	776,771
Johnson Service Group PLC	208,910	445,625
Kier Group PLC	105,832	198,600
Mitie Group PLC	452,518	698,865
NatWest Group PLC	46,329	185,960
Next PLC	138	16,528
Paragon Banking Group PLC	27,942	272,918
Sage Group PLC	9,402	123,501
Tesco PLC	392,452	1,561,134
Vesuvius PLC	20,227	125,907
Zigup PLC	15,906	88,863
		11,366,752
UNITED STATES — 6.9%
CRH PLC	7,836	618,389
GSK PLC	94,145	2,112,426
Holcim AG	19,600	1,721,858
JS Global Lifestyle Co. Ltd. (b)	584,500	112,726
Nestle SA	8,292	880,163
RHI Magnesita NV	1,313	57,512
Roche Holding AG	999	255,061
Sanofi SA	6,183	605,328
Shell PLC	49,526	1,787,629
Stellantis NV	69,632	1,542,769
		9,693,861
TOTAL COMMON STOCKS (Cost $118,409,784)		135,976,890

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.30% (d) (e)	1,949,583	1,949,583
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,045,556	$2,045,556
TOTAL SHORT-TERM INVESTMENTS (Cost $3,995,139)		3,995,139
TOTAL INVESTMENTS — 100.1% (Cost $122,404,923)		139,972,029
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(197,608)
NET ASSETS — 100.0%		$139,774,421
(a)	All or a portion of the shares of the security are on loan at May 31, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of May 31, 2024, are considered liquid and may be resold in investments exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At May 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	25	06/21/2024	$2,942,915	$2,962,750	$19,835
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,216,764	$130,760,126	$—	$135,976,890
Short-Term Investments	3,995,139	—	—	3,995,139
TOTAL INVESTMENTS	$9,211,903	$130,760,126	$—	$139,972,029
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$19,835	$—	$—	$19,835
TOTAL OTHER FINANCIAL INSTRUMENTS:	$19,835	$—	$—	$19,835
Industry Breakdown as of May 31, 2024

% of Net Assets
Banks	12.4%
Pharmaceuticals	8.0
Trading Companies & Distributors	6.9
Oil, Gas & Consumable Fuels	5.7
Insurance	4.4
Automobiles	4.4
Metals & Mining	4.0
Machinery	3.7
Construction Materials	2.7
Food Products	2.6
Auto Components	2.6
Semiconductors & Semiconductor Equipment	2.5
Diversified Telecommunication Services	2.5
Technology Hardware, Storage & Peripherals	2.4
Consumer Staples Distribution & Retail	2.4
IT Services	2.2
Financial Services	2.2
Health Care Equipment & Supplies	2.1
Capital Markets	2.0
Construction & Engineering	1.9
Commercial Services & Supplies	1.7
Building Products	1.3
Retail REITs	1.3
Real Estate Management & Development	1.3
Electric Utilities	1.1
Textiles, Apparel & Luxury Goods	1.1
Media	1.1
Health Care Providers & Services	1.1
Specialty Retail	1.1
Software	1.0
Beverages	1.0
Industrial Conglomerates	0.9
Diversified REITs	0.9
Marine	0.8
Tobacco	0.6
Multi-Utilities	0.5
Ground Transportation	0.5
Electronic Equipment, Instruments & Components	0.5
Professional Services	0.4
Consumer Finance	0.4
Household Durables	0.3
Chemicals	0.2
Leisure Equipment & Products	0.2
Airlines	0.2
Broadline Retail	0.1
Hotels, Restaurants & Leisure	0.1
Wireless Telecommunication Services	0.0*
Aerospace & Defense	0.0*
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2024 (Unaudited)

% of Net Assets
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/24	Value at 5/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	457,641	$457,641	$15,421,608	$13,929,666	$—	$—	1,949,583	$1,949,583	$34,153
State Street Navigator Securities Lending Portfolio II	3,698,736	3,698,736	23,740,838	25,394,018	—	—	2,045,556	2,045,556	8,785
Total		$4,156,377	$39,162,446	$39,323,684	$—	$—		$3,995,139	$42,938
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
May 31, 2024 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2024 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in the Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2024, the Fund entered into futures contracts in order to equitize cash.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2024, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.